UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2015

Date of reporting period: June 30, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Defensive Strategy Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 44.1%
SEI Daily Income Trust Short-Duration Government Fund, Class Y	807,234	$8,452
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	123,660	1,152
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	203,807	1,537
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	153,487	1,145
SEI Institutional Managed Trust Real Return Fund, Class Y	230,659	2,309
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	223,600	2,312

Total Fixed Income Funds (Cost $16,812) ($ Thousands)		16,907

MULTI-ASSET FUNDS — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	749,164	7,649
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	178,877	1,907
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y *	213,080	1,926

Total Multi-Asset Funds (Cost $11,447) ($ Thousands)		11,482

EQUITY FUNDS — 5.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	100,975	1,130
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	67,012	1,130

Total Equity Funds (Cost $1,804) ($ Thousands)		2,260

MONEY MARKET FUND (A) — 20.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	7,684,177	7,684

Total Money Market Fund (Cost $7,684) ($ Thousands)		7,684

Total Investments — 100.0% (Cost $37,747) ($ Thousands) †		$38,333

Percentages are based on Net Assets of $38,345 ($ Thousands).

*	Non-Income Producing Fund.
(A)	Rate shown is the 7-day effective yield as of June 30, 2015.

†	At June 30, 2015, the tax basis cost of the Fund’s investments was $37,843 ($ Thousands), and the unrealized appreciation and depreciation were $744 ($ Thousands) and $(254) ($ Thousands), respectively.

As of June 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Defensive Strategy Allocation Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.8%

EQUITY FUNDS — 60.0%
SEI Institutional Managed Trust Real Estate Fund, Class Y	95,093	$1,702
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	201,918	3,404

Total Equity Funds (Cost $3,816) ($ Thousands)		5,106

FIXED INCOME FUND — 39.8%
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	453,962	3,387

Total Fixed Income Fund (Cost $3,504) ($ Thousands)		3,387

Total Investments — 99.8% (Cost $7,320) ($ Thousands) †		$8,493

Percentages are based on Net Assets of $8,508 ($ Thousands).

†	At June 30, 2015, the tax basis cost of the Fund’s investments was $7,559 ($ Thousands) and the unrealized appreciation and depreciation were $1,112 ($ Thousands) and $(178) ($ Thousands), respectively.

As of June 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Conservative Strategy Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 43.1%
SEI Daily Income Trust Short-Duration Government Fund, Class Y	642,636	$6,728
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	601,510	5,606
SEI Institutional Investment Trust Emerging Markets Debt Fund, Class Y	235,427	2,232
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	1,487,298	11,214
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	897,126	6,692
SEI Institutional Managed Trust Real Return Fund, Class Y	672,901	6,736
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	868,353	8,979

Total Fixed Income Funds (Cost $47,956) ($ Thousands)		48,187

MULTI-ASSET FUNDS — 30.1%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	1,643,697	16,782
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	731,936	7,803
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y *	995,582	9,000

Total Multi-Asset Funds (Cost $33,612) ($ Thousands)		33,585

EQUITY FUNDS — 16.8%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	885,383	9,908
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	524,749	8,847

Total Equity Funds (Cost $14,047) ($ Thousands)		18,755

MONEY MARKET FUND (A) — 10.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	11,214,205	11,214

Total Money Market Fund (Cost $11,214) ($ Thousands)		11,214

Total Investments — 100.0% (Cost $106,829) ($ Thousands)		$111,741

Percentages are based on Net Assets of $111,788 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of June 30, 2015.

†	At June 30, 2015 the tax basis cost of the Fund’s investments was $107,001 ($ Thousands), and the unrealized appreciation and depreciation were $5,871 ($ Thousands) and $(1,131) ($ Thousands), respectively.

As of June 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2015 there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Conservative Strategy Allocation Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%

EQUITY FUNDS — 66.8%
SEI Institutional Managed Trust Real Estate Fund, Class Y	527,431	$9,441
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	1,146,480	19,330

Total Equity Funds (Cost $21,369) ($ Thousands)		28,771

FIXED INCOME FUND — 33.1%
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	1,907,158	14,227

Total Fixed Income Fund (Cost $13,173) ($ Thousands)		14,227

Total Investments — 99.9% (Cost $34,542) ($ Thousands) †		$42,998

Percentages are based on Net Assets of $43,055 ($ Thousands).

†	At June 30, 2015 the tax basis cost of the Fund’s investments was $34,684 ($ Thousands), and the unrealized appreciation and depreciation were $8,688 ($ Thousands) and $(374) ($ Thousands), respectively.

As of June 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2015 there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Moderate Strategy Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 38.2%
SEI Daily Income Trust Short-Duration Government Fund, Class Y	1,025,930	$10,742
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	1,124,079	10,656
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	2,490,775	18,780
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	2,849,124	21,254
SEI Institutional Managed Trust Real Return Fund, Class Y	1,612,486	16,141
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	2,336,226	24,157

Total Fixed Income Funds (Cost $103,429) ($ Thousands)		101,730

MULTI-ASSET FUNDS — 35.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	2,583,872	26,433
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	2,619,529	26,746
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	1,251,894	13,345
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y *	2,977,399	26,916

Total Multi-Asset Funds (Cost $94,910) ($ Thousands)		93,440

EQUITY FUNDS — 26.8%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	3,306,953	37,005
SEI Institutional Managed Trust Large Cap Fund, Class Y	531,089	7,913
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	1,568,636	26,447

Total Equity Funds (Cost $53,780) ($ Thousands)		71,365

Total Investments — 100.0% (Cost $252,119) ($ Thousands) †		$266,535

Percentages are based on Net Assets of $266,648 ($ Thousands).

*	Non-Income Producing Fund.

†	At June 30, 2015 the tax basis cost of the Fund’s investments was $254,985 ($ Thousands), and the unrealized appreciation and depreciation were $16,502 ($ Thousands) and $(4,952) ($ Thousands), respectively.

As of June 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2015 there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Moderate Strategy Allocation Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%

EQUITY FUNDS — 81.8%
SEI Institutional International Trust International Equity Fund, Class Y	822,376	$8,298
SEI Institutional Managed Trust Real Estate Fund, Class Y	462,618	8,281
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	803,454	16,688
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	2,537,376	42,780

Total Equity Funds (Cost $53,681) ($ Thousands)		76,047

FIXED INCOME FUND — 18.1%
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	2,256,237	16,831

Total Fixed Income Fund (Cost $17,081) ($ Thousands)		16,831

Total Investments — 99.9% (Cost $70,762) ($ Thousands) †		$92,878

Percentages are based on Net Assets of $92,942 ($ Thousands).

†	At June 30, 2015, the tax basis cost of the Fund’s investments was $71,788 ($ Thousands), and the unrealized appreciation and depreciation were $21,657 ($ Thousands) and $(567) ($ Thousands), respectively.

As of June 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2015 there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Aggressive Strategy Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 64.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	2,062,264	$21,118
SEI Institutional International Trust International Equity Fund, Class Y	4,775,042	48,180
SEI Institutional Managed Trust Large Cap Fund, Class Y	7,144,847	106,458
SEI Institutional Managed Trust Small Cap Fund, Class Y	1,355,644	18,423

Total Equity Funds (Cost $149,458) ($ Thousands)		194,179

MULTI-ASSET FUND — 19.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	5,914,265	60,503

Total Multi-Asset Fund (Cost $59,889) ($ Thousands)		60,503

FIXED INCOME FUNDS — 16.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	2,571,475	24,378
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	3,278,336	24,456

Total Fixed Income Funds (Cost $46,437) ($ Thousands)		48,834

Total Investments — 100.0% (Cost $255,784) ($ Thousands) †		$303,516

Percentages are based on Net Assets of $303,500 ($ Thousands).

†	At June 30, 2015, the tax basis cost of the Fund’s investments was $256,764 ($ Thousands), and the unrealized appreciation and depreciation were $49,121 ($ Thousands) and $(2,369) ($ Thousands), respectively.

As of June 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2015 there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Aggressive Strategy Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	125,599	$1,286
SEI Institutional International Trust International Equity Fund, Class Y	1,007,538	10,166
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y *	1,719,994	35,724
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap, Class Y	460,869	8,955

Total Equity Funds (Cost $30,818) ($ Thousands)		56,131

FIXED INCOME FUNDS — 12.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	272,205	2,581
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	688,065	5,133

Total Fixed Income Funds (Cost $7,446) ($ Thousands)		7,714

Total Investments — 100.0% (Cost $38,264) ($ Thousands) †		$63,845

Percentages are based on Net Assets of $63,847 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At June 30, 2015, the tax basis cost of the Fund’s investments was $38,356 ($ Thousands), and the unrealized appreciation and depreciation were $25,727 ($ Thousands) and $(238) ($ Thousands), respectively.

As of June 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2015 there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Market Strategy Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%

FIXED INCOME FUNDS — 36.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	839,718	$7,961
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	1,371,050	10,228
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	2,208,626	22,837

Total Fixed Income Funds (Cost $40,754) ($ Thousands)		41,026

MULTI-ASSET FUNDS — 33.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	2,218,679	22,697
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	319,738	3,408
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y *	1,267,142	11,455

Total Multi-Asset Funds (Cost $38,139) ($ Thousands)		37,560

EQUITY FUNDS — 30.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	331,761	3,397
SEI Institutional International Trust International Equity Fund, Class Y	893,111	9,012
SEI Institutional Managed Trust Large Cap Fund, Class Y	1,284,575	19,140
SEI Institutional Managed Trust Small Cap Fund, Class Y	250,100	3,399

Total Equity Funds (Cost $28,676) ($ Thousands)		34,948

Total Investments — 99.9% (Cost $107,569) ($ Thousands) †		$113,534

Percentages are based on Net Assets of $113,599 ($ Thousands).

*	Non-Income Producing Fund.

†

At June 30, 2015, the tax basis cost of the Fund’s investments was $107,674 ($ Thousands), and the unrealized appreciation and depreciation were $7,815 ($ Thousands) and $(1,955) ($ Thousands), respectively.

As of June 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2015 there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Market Strategy Allocation Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	53,499	$548
SEI Institutional International Trust International Equity Fund, Class Y	427,344	4,312
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y *	733,867	15,242
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap, Class Y	195,921	3,807

Total Equity Funds (Cost $14,461) ($ Thousands)		23,909

FIXED INCOME FUNDS — 12.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	115,778	1,097
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	293,533	2,190

Total Fixed Income Funds (Cost $3,230) ($ Thousands)		3,287

Total Investments — 100.0% (Cost $17,691) ($ Thousands) †		$27,196

Percentages are based on Net Assets of $27,198 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At June 30, 2015, the tax basis cost of the Fund’s investments was $17,703 ($ Thousands), and the unrealized appreciation and depreciation were $9,634 ($ Thousands) and $(141) ($ Thousands), respectively.

As of June 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2015 there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Market Growth Strategy Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 43.7%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	1,802,548	$18,458
SEI Institutional International Trust International Equity Fund, Class Y	3,980,113	40,159
SEI Institutional Managed Trust Large Cap Fund, Class Y	5,904,211	87,973
SEI Institutional Managed Trust Small Cap Fund, Class Y	1,080,742	14,687

Total Equity Funds (Cost $125,492) ($ Thousands)		161,277

MULTI-ASSET FUNDS — 32.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	7,234,227	74,006
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	693,605	7,394
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y *	4,115,171	37,201

Total Multi-Asset Funds (Cost $120,449) ($ Thousands)		118,601

FIXED INCOME FUNDS — 24.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	2,735,863	25,936
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	3,957,989	29,527
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	3,233,681	33,436

Total Fixed Income Funds (Cost $86,294) ($ Thousands)		88,899

Total Investments — 100.0% (Cost $332,235) ($ Thousands) †		$368,777

Percentages are based on Net Assets of $368,866 ($ Thousands).

*	Non-Income Producing Fund.

†	At June 30, 2015, the tax basis cost of the Fund’s investments was $334,042 ($ Thousands), and the unrealized appreciation and depreciation were $40,387 ($ Thousands) and $(5,652) ($ Thousands), respectively.

As of June 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2015 there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Market Growth Strategy Allocation Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	263,905	$2,702
SEI Institutional International Trust International Equity Fund, Class Y	2,124,483	21,436
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y *	3,622,768	75,245
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap, Class Y	967,422	18,797

Total Equity Funds (Cost $67,079) ($ Thousands)		118,180

FIXED INCOME FUNDS — 12.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	573,812	5,440
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	1,457,318	10,872

Total Fixed Income Funds (Cost $16,625) ($ Thousands)		16,312

Total Investments — 100.0% (Cost $83,704) ($ Thousands) †		$134,492

Percentages are based on Net Assets of $134,496 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At June 30, 2015 the tax basis cost of the Fund’s investments was $84,482 ($ Thousands), and the unrealized appreciation and depreciation were $50,797 ($ Thousands) and $(787) ($ Thousands), respectively.

As of June 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / June 30, 2015

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c)))are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: August 26, 2015

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Controller & CFO

Date: August 26, 2015